N-2	May 08, 2024 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001864609
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CASCADE PRIVATE CAPITAL FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Class I Shares
Maximum Sales Load	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	0.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (as a percentage of net assets attributable to Shares)
Management Fee(1)	1.40%
Other Expenses(2)	0.25%
Acquired Fund Fees and Expenses(3)	0.79%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver(4)	(1.40)%
Total Annual Fund Operating Expenses after Fee Waiver	1.04%

(1)	The Management Fee is equal to an annual rate of 1.40% on the average daily net assets of the Fund, payable monthly in arrears. Cliffwater has entered into a written agreement providing that it will limit the Management Fee it charges the Fund to 0.00% through June 30, 2025 and to 1.00% from July 1, 2025 through June 30, 2026.
(2)	“Other Expenses” are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and the Fund’s Custodian.
(3)	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds and Underlying Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Future acquired funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.
(4)	Cliffwater has entered into a written fee waiver agreement providing that it will limit the Management Fee it charges the Fund to 0.00% through June 30, 2025 and to 1.00% from July 1, 2025 through June 30, 2026.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]	EXAMPLE
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	1 Year	3 Years	5 Years	10 Years
Class I Shares	$ 11	$ 59	$ 114	$ 264

Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist prospective investors in understanding the various fees and expenses Shareholders will bear directly or indirectly. For a more complete description of the various fees and expenses of the Fund, see “Management Fee,” “Fund Expenses,” “Repurchase of Shares by the Fund” and “Purchasing Shares.”
Other Expenses, Note [Text Block]	“Other Expenses” are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and the Fund’s Custodian.
Acquired Fund Fees and Expenses, Note [Text Block]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds and Underlying Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Future acquired funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategies

Investment objective

The Fund’s investment objective is to generate long-term capital appreciation by investing in a portfolio of private equity, private debt, as well as structured equity securities that have both equity and credit qualities, investments in real assets, including real estate, and any newer instruments such as collateralized fund obligations (together, “Private Capital”); that provide attractive risk-adjusted return potential. Private Capital investments are investments into the equity and/or debt of private companies. The Fund will seek to achieve its objective through exposure to a broad set of managers, strategies and transaction types across multiple sectors, geographies and vintage years (the first year in which a fund receives capital from investors or starts making investments). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in assets representing investments in Private Capital (“Private Capital Assets”). Unfunded commitments are not counted for purposes of calculating the Fund’s 80% policy. This test is applied at the time of investment; later percentage changes caused by a change in the value of the Fund’s assets, including as a result of the issuance or repurchase of Shares, will not require the Fund to dispose of an investment.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without Shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Shares. The Fund will notify Shareholders of any changes to its investment objective or any of its investment policies, restrictions, strategies or techniques.

Investment Strategies and Overview of Investment Process

Private Capital refers to investments into the equity and/or debt of private companies. Private Capital investments can follow a variety of strategies including, without limitation, equity investments in which a mature company is acquired from current shareholders (“Buyouts”), equity investments in early stage or other high growth potential companies (“Venture Capital” and “Growth Equity,” respectively), and lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments (“Private Debt”).

Private Capital Strategy Descriptions

●	Buyouts: Control investments (those where the Portfolio Fund has the ability or power to exercise a controlling influence over the management or policies of a company) in established, cash flow positive companies are generally classified as Buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions — particularly in the large-cap segment.

●	Venture Capital: Investments in new and emerging companies are usually classified as Venture Capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by Venture Capital are often not cash flow positive at the time of investment and may require several rounds of financing before they can be sold privately or taken public. Venture Capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early-stage, and late-stage) and often do so in partnership with other investors.

●	Growth Equity: Growth Equity investments are usually minority investments in high growth companies that require additional capital to expand their businesses but are typically more mature than the recipients of traditional Venture Capital. Such companies are typically profitable, breakeven, or near-breakeven and have largely mitigated the basic risk in their business plan. Growth-stage companies range from companies that were previously funded by Venture Capital investors to those businesses with no third-party investors. Unlike buyout transactions, Growth Equity investments typically utilize low or no leverage. Investment returns in Growth Equity are driven by strong organic revenue growth and typically benefit from downside protection through a preferred position in a company’s capital structure. Growth Equity investors are adept in professionalizing and supporting fast-growing companies, adding value through introducing governance procedures, human capital, and industry-specific operating best practices.

●	Private Debt: Private Debt strategies entail lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment (“real assets”). Private Debt investments made by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with a preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other assets with predictable cash flow streams. Investments may be made directly or indirectly through a range of investment vehicles that the Adviser believes offer high current income across corporate, real asset and alternative credit opportunities. The Fund may invest some, or all, of its Private Debt target allocation in CCLFX, a Closed-End Fund that is also managed by Cliffwater.

Private Capital Investment Structures

The Fund will seek to achieve its investment objective through broad exposure to Private Capital investments, including semi-liquid or listed investments, that may include: (i) direct investments in the equity and/or debt of a private company (“Direct Investments”); (ii) secondary purchases of interests in private funds (each a “Portfolio Fund,” and collectively, the “Portfolio Funds”) managed by third-party managers (“Portfolio Fund managers”) and other private assets (together, “Secondary Investments” or “secondaries”); (iii) primary fund commitments; (iv) direct or secondary purchases of liquid private equity instruments; (v) other liquid investments, including exchange-traded funds (“ETFs”); (vi) Closed-End Funds and private and public business development companies (“BDCs”) and (vii) short-term investments, including money market funds and short-term treasuries. Portfolio Funds, mutual funds, ETFs, registered Closed-End Funds and BDCs in which the Fund may invest are collectively referred to as “Underlying Funds.”

The Fund’s investments will typically not be registered with the SEC or any state securities commission and will typically not be listed on any national securities exchange. The amount of public information available with respect to the issuers in which the Fund invests may generally be less extensive than that available for issuers of registered or exchange listed securities.

The Fund’s portfolio will be constructed with investments across the following Private Capital investment structures:

●	Primary Investments: Primary investments (“Primary Investments” or “primaries”) are limited partnership interests in newly established private equity funds that are typically acquired by way of subscription during their initial fundraising period. Most private equity fund sponsors raise new funds every two to four years, and many top-performing funds are closed to new investors. Because of the limited windows of opportunity for making primary investments in particular funds, strong relationships with leading fund sponsors are highly important for investors in Primary Investments.

Investors in primaries subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period and to pay associated management fees and expenses throughout the fund’s term. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life. Because primary investors must rely on the expertise of the fund manager, an accurate assessment of the manager’s capabilities is essential.

Primary Investments typically exhibit a value development pattern, commonly known as the “J-curve,” in which the fund’s NAV typically declines moderately during the early years of the fund’s life as investment-related fees and expenses are incurred before investment gains have been realized. As the fund matures and portfolio companies are sold, the pattern is expected to reverse with increasing NAV and distributions to fund investors. Primary Investments typically have a full term of ten to thirteen years with an average portfolio company investment hold period of three to eight years. Capital is typically deployed for new investments over the first three to five years, and the portfolio companies are then held for three to eight years before being sold with cash proceeds distributed back to fund investors. The private fund sponsor will often receive performance-based compensation, also called a carried interest allocation, typically entitling it to approximately 20% of net profits on the fund’s investments after meeting a minimum return. After all of the fund’s assets have been disposed, the fund is dissolved.

●	Secondary Investments: Secondary Investments are the assumption or purchase of existing limited partner interests, typically in seasoned Private Capital funds or Co-Investments that are acquired in privately negotiated transactions. The original subscriber of the primary investment is often the seller of the asset. The stage of maturity for the asset can vary from early in the investment period of the fund to near full term of the fund.

Pricing for a Secondary Investment is negotiated based on the reported NAV and expected timing of cash flows (capital calls for contributions to the Portfolio Fund, clawbacks of amounts distributed to the Portfolio Fund’s general partner and distributions of returns) of the Portfolio Fund(s) or Co-Investment(s). A majority of available secondaries have existing investments in portfolio companies. As a result, the secondary buyer has greater visibility to the assets being purchased. Investment returns are less impacted by the J-curve pattern (the tendency for a fund’s NAV to decline moderately during the early years of the fund’s life as investment-related fees and expenses are incurred before investment gains have been recognized) expected from a primary investment and distribution patterns may be accelerated as the buyer’s participation is at a later stage in the primary’s life. The secondary buyer does not participate in prior distributions from the acquired limited partnership interest or the previous growth in value of the assets. The Secondary Investment liquidates and dissolves in the same manner as a Primary Investment.

●	Co-Investments: Co-investments (“Co-Investments”) are direct investments in specific companies or assets or indirect investments in specific companies or assets through a vehicle managed and controlled by a general partner or sponsor. Co-Investments are typically offered to Private Capital fund investors when the Private Capital fund sponsor believes that there is an attractive investment for the fund, but the total size of the potential holding exceeds the targeted size or allocation for the fund. Co-investors will generally participate in these investments at the same entry valuation as the Private Capital fund sponsor but with respect to any follow-on investment, such investment may be made at a different valuation. Co-investments, unlike investments in primary funds, often do not bear an additional layer of fees or bear significantly reduced fees. Co-investments typically have a three- to eight-year holding period.

●	Listed Investments: Listed Private Capital investments gain access to underlying private assets through investments in listed entities that invest in private transactions or private funds or that earn fees and/or carried interest from such assets. Historically, the prices of listed Private Capital investments have been sensitive to economic conditions and, at certain times, could be purchased at discounts relative to similar assets in private transactions.

The Adviser will not cause the Fund to engage in co-investments alongside affiliates unless the Fund has received an order granting an exemption from Section 17 of the 1940 Act or unless such investments are not prohibited by Section 17(d) of the 1940 Act or interpretations of Section 17(d) as expressed in SEC no-action letters or other available guidance.

Investment Process Overview

Due Diligence and Selection of Investments

Cliffwater follows a disciplined approval process for the purpose of identifying investment opportunities within a consistent framework. Cliffwater’s philosophy is that a repeatable process and consistent team engagement leads to better investment outcomes, and the due diligence process is designed to evaluate opportunities against these criteria. Throughout due diligence, Cliffwater maintains a collaborative decision-making process designed to encourage frequent input from its investment committee and other investment professionals.

Manager/Fund Selection

Throughout the course of due diligence on a Fund investment (each a “Fund Investment” and collectively, the “Fund Investments”), Cliffwater focuses on assessing several important attributes of the sponsor, including (i) track record benchmarking and analysis (including a fundamental analysis around key indicators of the sponsor’s historical value creation and a revaluation of the unrealized portfolio), (ii) team quality, experience, continuity, and depth, (iii) consistency and attractiveness of strategy, investment parameters and an ability to deploy capital in the size of assets in which the sponsor has a demonstrable track record of success, and (iv) economic alignment (allocation of carry and the size of the general partner commitment). The fundamental track record benchmarking analysis includes evaluating a sponsor’s ability to drive an increase in a company’s or a portfolio’s value through operational and financial improvements. This also includes analyzing a sponsor’s ability to grow revenue and earnings before interest, taxes, depreciation and amortization, leading to an increase in enterprise value. Some of the key indicators of value creation include growing the customer base/reducing customer concentration, strengthening management teams, completing accretive or strategic acquisitions, optimizing pricing, improving marketing and branding, expanding into additional markets and product segments, and using prudent levels of debt. Taking these and other factors into consideration, the Adviser determines if the current value of an asset or portfolio is appropriate or if an adjustment is required. Valuations are assessed through a combination of reviewing audited financials, valuation policies of sponsors, and comparing public and private comparable transactions or current values. Cliffwater’s operations team also conducts operational due diligence on the sponsor and Cliffwater’s legal due diligence team conducts legal due diligence on the fund documents.

Cliffwater believes that investors benefit by selecting management firms that specialize in each strategy. Cliffwater maintains a global database exceeding 4,600 Private Capital fund managers, conducting due diligence, and giving an A, B, or C-rating to each fund.

The Fund investment selection process is illustrated by the diagram below.

●

Sourcing. Cliffwater’s Private Capital research team is responsible for sourcing investment opportunities and funds. These professionals are responsible for primary fund opportunities across a wide spectrum of private equity, Private Debt, and private real asset opportunities and managers. Each has developed sector specialization and manager knowledge from their years of experience, which extends globally. The manager relationships lead to origination of co-investment and secondary opportunities.

●	Rating. Each research team member then rates (A, B, or C) investments and fund opportunities and prepares a preliminary due diligence report supporting their rating. A-ratings generally comprise a small fraction 10-20% of the universe of opportunities. Ratings can change as the research team re-evaluates over time.

●	Due Diligence. Cliffwater next conducts thorough due diligence on the top A-rated investments and fund opportunities. This involves separate investment and operations due diligence teams and separate investment and operational reports that further describe and assess the opportunity. In addition, Cliffwater expects to regularly communicate with private equity general partnerships (“GPs”) and limited partners (“LPs”) of Private Capital funds (collectively referred to as “Private Equity Investors”), managers and other personnel about statistical and factual information regarding economic factors and trends to utilize in making the investment decisions for the Fund. This interaction facilitates ongoing portfolio analysis and may help to address potential issues, such as loss of key team members or proposed changes in constituent documents. It also provides ongoing due diligence feedback, as additional Co-Investments with a particular GP are considered. Cliffwater may also perform background and reference checks on investment fund personnel.

Key value drivers in Cliffwater’s investment due diligence process include:

i.	Organization: Evaluation of the quality, experience, continuity, and depth of the team and the backing provided by their platform.

ii.	Investment process: Assessment of repeatable and differentiated processes for sourcing investment opportunities, transaction analysis, and overall investment strategy; consistency in strategy, investment parameters and an ability to deploy capital in the size of assets in which the sponsor has a demonstrable track record of success.

iii.	Portfolio construction: Transaction mix (capital structure, industry, sector, geography, etc.), position sizing, financing sources, economic alignment (allocation of carry and the size of the general partner commitment), and expenses.

iv.	Track record: Demonstrable track record of successfully originating, underwriting, and securing deals, and meeting return targets; fundamental analysis around key indicators of the sponsor’s historical value creation.

Separately, Cliffwater’s operations due diligence team conducts an independent assessment of the operational risks of the investment opportunity.

Key value drivers in Cliffwater’s operations due diligence process include:

i.	Governance: Evaluation of the regulatory and compliance program, role of the advisory board, and business risk management practices.

ii.	Infrastructure: Assessment of the non-investment personnel, segregation of duties and cash controls, service provider selection, and technology infrastructure.

iii.	Processes: Review of financing arrangements, investor transparency and disclosures, and ongoing investor communication.

iv.	Valuation: Evaluation of the valuation methodology, valuation review procedures, accounting processes, and fund expenses.

●	Approval — Research Group. The research team next votes to approve the investment or requests additional information if appropriate.

●	Final Approval — Investment Committee. Cliffwater’s Investment Committee approves all final investments/funds. If approved by the research team, the appropriate research professional will present the investment opportunity, with supporting reports, to the Investment Committee for final approval.

●	Ongoing Monitoring. Following the close of an investment, Cliffwater implements a diligent monitoring process that includes frequent meetings or calls with underlying investment managers, review of quarterly reports and annual audited financial statements, ongoing monitoring of key performance indicators related to portfolio holdings and underlying exposures, and performance analysis using a wide array of analytical tools and systems.

Co-Investment Selection

Throughout the course of due diligence on a Co-Investment, Cliffwater focuses on evaluating various key aspects of each opportunity, which involves (i) performing an analysis of the sponsor that is leading the transaction, (ii) assessing the underlying sectors and industries where the investment operates and competes, (iii) understanding the target investment’s operating model, historical financial information and business plans, (iv) producing base case (projected return in light of assumptions most likely to occur) and downside cases (projected return after considering additional factors that could negatively impact the investment) as well as developing sensitivities around key drivers, and (v) conducting a detailed review of the proposed transaction terms, including valuation, capital structure, legal, tax and governance.

Portfolio Construction & Liquidity Management

In addition to asset selection, Cliffwater believes that portfolio construction is critical to the successful execution of the Fund’s investment strategy. Additionally, Cliffwater has established portfolio parameters to manage exposure across Primary Investments, Secondary Investments, and Co-Investments. These parameters are set with an understanding of the return, risk and cash flow attributes of each investment type, while also considering the portfolio effect provided by diverse investment opportunities, in an effort to (i) mitigate the “J-curve” (the tendency for a fund’s NAV to decline moderately during the early years of the fund’s life as investment-related fees and expenses are incurred before investment gains have been realized), (ii) reduce blind-pool risk (the risk associated with the wide flexibility and broad investment mandate afforded to certain pooled investment vehicles at the time the investment is made by the Fund), (iii) deploy investor capital in an efficient manner based on investment opportunity, (iv) grow and return investor capital sooner than typical illiquid, private equity structures, (v) manage portfolio volatility, and (vi) deliver superior risk-adjusted returns to its investors.

By tracking certain features, such as commitments, capital calls, distributions and valuations, Cliffwater will use a range of techniques to balance total returns with reoccurring distributions and liquidity targets, including (i) diversifying commitments across Private Capital Assets at different parts of fund lifecycles through the use of Primary Investments, Secondary Investments and Co-Investments, (ii) actively managing cash and liquid assets, and (iii) modeling and actively monitoring cash flows to mitigate cash drag and maintain appropriate levels of committed capital. In addition, the Fund may seek to establish credit lines to provide liquidity to satisfy Shareholder tender requests.

To enhance the Fund’s liquidity, particularly in times of possible net outflows through the tender of Shares by shareholders, Cliffwater may from time to time determine to sell certain of the Fund’s assets. The Fund may also invest in liquid assets that may include both fixed income and equity assets as well as public and private vehicles that derive their investment returns from fixed income and equity securities, including publicly listed companies that pursue the business of private equity investing; publicly listed companies that invest in private equity transactions or funds; alternative asset managers, holding companies, investment trusts, ETFs, closed-end funds, financial institutions and other vehicles whose primary purpose is to invest in, lend capital to or provide services to privately held companies; and certain derivatives, such as options and futures.

There can be no assurance that the objective of the Fund with respect to liquidity management will be achieved or that the Fund’s portfolio design strategies will be successful. Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund found under “General risks” and “Limits of Risk Disclosure.”

Portfolio Monitoring

Cliffwater monitors each investment, including performance measurement relative to initial investment expectations, frequent interactions and periodic in-person visits with the sponsors and attendance of annual general meetings and advisory board meetings. The ongoing monitoring process measures key performance indicators, transactional milestones, investment pacing, volatility metrics, investment consistency relative to the stated strategy, qualitative factors on the sponsor and its professionals, reporting quality and various macro factors.

Description of Adviser’s Experience with Private Capital

The Adviser has been advising on private equity and private equity funds since its founding in 2004. It has been recommending such investments to its advisory clients since that time. The Adviser has dedicated significant resources to developing its expertise in Private Capital and cultivating relationships with investment advisers that it believes to be top-tier. The Adviser brings to the management of the Fund its expertise, experience and access in Private Capital.

The Adviser’s research also shows that there is no single investment style that is demonstrably better than others, and the Adviser believes that a superior outcome can be achieved when experienced investment advisers of different styles are combined.

Geographic Regions and Foreign Currency Exposure

The Fund may, directly or indirectly, make investments outside of the United States, including in emerging markets. The Fund’s non-U.S. investments are expected to be primarily in Europe, Asia, and Canada and, to a lesser extent in Latin America and the Middle East. Emerging market countries are those countries included in the MSCI Emerging Markets Index.

The Fund’s investment and strategies will involve exposure to foreign currencies. The Fund may seek to hedge all or a portion of the Fund’s foreign currency risk. Depending on market conditions and the views of the Adviser, the Fund may or may not hedge all or a portion of its currency exposures.

Subsidiaries

The Fund may make investments through direct and indirect wholly owned subsidiaries (each a “Subsidiary” and collectively, the “Subsidiaries”). Such Subsidiaries will not be registered under the 1940 Act; however, the Fund will wholly own and control any Subsidiaries. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund's role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

Borrowing by the Fund

Cliffwater believes the Fund’s investment strategy favors a modest amount of leverage consistent with the statutory limitations. Accordingly, the Fund may utilize leverage from borrowings, including through borrowings by one or more special purpose vehicles (“SPVs”) that are Subsidiaries of the Fund, to enhance yield within the 300% asset coverage (up to 50% of the Fund’s net assets) requirements of an interval fund. Certain investments may be held by these SPVs. The Fund is authorized to borrow cash in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. Borrowings will be limited to 33.33% of the Fund’s assets (50% of its net assets).

Other Information Regarding Investment Strategy

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategy in attempting to respond to adverse market, economic, political or other conditions. During such times, Cliffwater may determine that a large portion of the Fund’s assets should be invested in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, municipal bonds, bank accounts, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities and other high-quality debt instruments maturing in one year or less from the time of investment. In these and in other cases, the Fund may not achieve its investment objective. Cliffwater may invest the Fund’s cash balances in any investments it deems appropriate.

The frequency and amount of portfolio purchases and sales (known as the “portfolio turnover rate”) of the Fund may vary from year to year. The Fund’s portfolio turnover rate will not be a limiting factor when Cliffwater deems portfolio changes appropriate. The Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of Cliffwater, investment considerations warrant such action. These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund. If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.

No guarantee or representation is made that the investment program of the Fund will be successful, that the various Fund Investments selected will produce positive returns, or that the Fund will achieve its investment objective.

Risk Factors [Table Text Block]

General Risks

The following are certain risk factors that relate to the operations and terms of the Fund. These considerations, which do not purport to be a complete description of any of the particular risks referred to or a complete list of all risks involved in an investment in the Fund, should be carefully evaluated before determining whether to invest in the Fund.

An investment in the Fund involves a considerable amount of risk. An Investor may lose money. Before making an investment decision, a prospective Shareholder should (i) consider the suitability of this investment with respect to the Shareholder’s investment objectives and personal situation and (ii) consider factors such as the Investor’s personal net worth, income, age, risk tolerance and liquidity needs. The Fund is an illiquid investment. Shareholders have no right to require the Fund to redeem their Shares of the Fund.

The Shares are speculative and illiquid securities involving substantial risk of loss. An investment in the Fund is appropriate only for those investors who do not require a liquid investment, for whom an investment in the Fund does not constitute a complete investment program, and who fully understand and are capable of assuming the risks of an investment in the Fund.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

As of February 27, 2024, the following number of Shares of the Fund was authorized for registration and outstanding:

(1) Title of Class	(2) Amount Authorized	(3) Amount Held by Fund or for its Account	(4) Amount Outstanding Exclusive of Amount Shown Under
Class I Shares	Unlimited	$0	$156,410,190.95

Limited Operating History
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund has limited operating history. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objective and that the value of Shares could decline.

Unlisted Closed-End Structure; Liquidity Limited to Repurchases of Shares
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Structure; Liquidity Limited to Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and it is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. The Fund operates as an “interval fund” and, as such, has adopted a fundamental policy to make semi-annual repurchase offers, at per-class NAV, of not less than 5% and not more than 25% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares during each repurchase offer, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each Shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during the particular repurchase offer.

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made semi-annually by the Fund. See “Repurchase Offers Risk” and “Repurchases of Shares and Transfers.”

An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. The Shares should be viewed as a long-term investment. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless required under the provisions of the 1940 Act.

Dependence on Cliffwater
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Cliffwater. Cliffwater is the Fund’s investment adviser and is responsible for selecting Fund Investments as opportunities arise. The Fund and, accordingly, Shareholders, must rely upon the ability of Cliffwater to identify and implement Fund Investments consistent with the Fund’s investment objective. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for Cliffwater in respect of Fund Investments and Co-Investments. Cliffwater has the authority and responsibility for asset allocation, the selection of Fund Investments and all other investment decisions for the Fund. The success of the Fund depends upon the ability of Cliffwater to develop and implement investment strategies that achieve the investment objective of the Fund. Shareholders will have no right or power to participate in the management or control of the Fund or Fund Investments, or the terms of any such investments. There can be no assurance that Cliffwater will be able to select or implement successful strategies or achieve the Fund’s investment objective. No person should invest in the Fund unless such person is willing to entrust all aspects of the investment decisions of the Fund to Cliffwater.

Cliffwater maintains responsibility for a number of other important obligations, including, among other things, board reporting and assistance in the annual advisory contract renewal process. Cliffwater also provides advice and recommendations to the Board, and performs such review and oversight functions as the Board may reasonably request, as to the continuing appropriateness of the investment objective, strategies, and policies of the Fund, valuations of portfolio securities, and other matters relating generally to the investment program of the Fund.

Reliance on Key Personnel
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Personnel. The Fund will depend on the investment expertise, skill and network of business contacts of Cliffwater. Cliffwater will evaluate, negotiate, structure, execute and monitor Private Capital investments. The Fund’s future success will depend to a significant extent on the continued service and coordination of Cliffwater and its investment management team.

The Fund’s ability to achieve its investment objective depends on Cliffwater’s ability to identify, analyze, invest in, finance and monitor Portfolio Funds and Co-Investments that meet the Fund’s investment criteria. Cliffwater’s capabilities in structuring the investment process, providing competent, attentive and efficient services to the Fund, and facilitating access to financing on acceptable terms depend on the employment of investment professionals in an adequate number and of adequate sophistication to match the corresponding flow of transactions. To achieve the Fund’s investment objective, Cliffwater may hire, train, supervise and manage new investment professionals to participate in the Fund’s investment selection and monitoring process. Cliffwater may not be able to find investment professionals in a timely manner or at all.

Failure to support the Fund’s investment process could have a material adverse effect on the Fund’s business, financial condition and results of operations.

It is anticipated that Cliffwater will depend on its relationships with private equity sponsors, investment banks and other intermediaries, and the Fund will rely to a significant extent upon these relationships to provide the Fund with potential investment opportunities. If Cliffwater fails to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, the Fund may not be able to grow its investment portfolio. In addition, individuals with whom Cliffwater has relationships are not obligated to provide the Fund or Cliffwater with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for the Fund.

Additionally, the Fund will be exposed to these risks with respect to the managers of Portfolio Funds in which the Fund invests. The Fund’s performance depends on the adherence by such managers to their selected strategies, the instruments used by such managers, Cliffwater’s ability to select Portfolio Fund managers and strategies and effectively allocate the Fund’s assets among them. The Portfolio Fund managers’ investment strategies or choice of specific securities may be unsuccessful and may cause the Portfolio Fund, and in turn the Fund, to incur losses.

Concentration of Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments. Except to the extent required by applicable law and the Fund’s fundamental policies, there are no limitations imposed on Cliffwater as to the amount of Fund assets that may be invested in (i) any one geography, (ii) any one Fund Investment, (iii) in a Private Capital investment managed by a particular general partner or its affiliates, (iv) indirectly in any single industry or (v) in any issuer. In addition, a Portfolio Fund’s investment portfolio may consist of a limited number of companies and may be concentrated in a particular industry area or group, and Co-Investments are typically single company positions. Accordingly, the Fund’s investment portfolio may at times be significantly concentrated, both as to managers, geographies, industries and individual companies. Such concentration could offer a greater potential for capital appreciation as well as increased risk of loss. Such concentration may also be expected to increase the volatility of the Fund’s investment portfolio. The Fund’s investment portfolio is, however, subject to the asset diversification requirements applicable to RICs under Subchapter M of Subtitle A, Chapter 1 of the Code, and may thus be limited by the Fund’s intention to qualify and be eligible to be treated as such. See “TAX MATTERS” in the SAI. The Fund will look through to and consider the then existing concentration of Portfolio Funds, to the extent they are known to the Fund, when making additional investments. The Fund will not invest 25% or more of its assets in one or more Portfolio Funds that it knows concentrate their assets in the same industry.

Limited Operating History of Private Capital Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Private Capital Investments. Private Capital investments may have limited operating histories and the information the Fund will obtain about such investments may be limited. As such, the ability of Cliffwater to evaluate past performance or to validate the investment strategies of such Private Capital investment will be limited. Moreover, even to the extent a Private Capital investment has a longer operating history, the past investment performance of any of the Private Capital investments should not be construed as an indication of the future results of such investments or the Fund, particularly as the investment professionals responsible for the performance of such investments may change over time. This risk is related to, and enhanced by, the risks created by the fact that Cliffwater relies upon information provided to it by the issuer of the securities or the Portfolio Fund managers (as applicable) that is not, and cannot be, independently verified.

Nature of Portfolio Companies
General Description of Registrant [Abstract]
Risk [Text Block]

Nature of Portfolio Companies. The Private Capital investments will include direct and indirect investments in portfolio companies. This may include portfolio companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. The Private Capital investments may also include portfolio companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such portfolio companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such portfolio companies.

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on the Portfolio Fund Managers. Because the Fund invests in Portfolio Funds, a Shareholder’s investment in the Fund will be affected by the investment policies and decisions of the manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Portfolio Fund managers are described elsewhere in this “General Risks” section. The success of the Fund depends upon the ability of the Portfolio Fund managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund managers, or the terms of any such investments. In addition, the Portfolio Fund managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Delays In Implementation Of Investment Strategy Liquidity To Satisfy Share Repurchases And Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Delays in Implementation of Investment Strategy; Liquidity to Satisfy Share Repurchases; and Temporary Investments. The allocation among Fund Investments may vary from time to time. At any given time, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments (including money market funds and short-term treasuries) while the Fund seeks desirable Portfolio Funds and Co-Investments. Delays in investing the Fund’s assets for a period as long as six months may occur (i) because of the time typically required to complete private equity transactions (which may be considerable), (ii) because certain Portfolio Funds selected by Cliffwater may provide infrequent opportunities to purchase their securities, and/or (iii) because of the time required for Portfolio Fund managers to invest the amounts committed by the Fund. Delays in investing the net proceeds from the sale of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objective or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds from the sale of Shares on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results.

In addition, subject to applicable law, the Fund may maintain a portion of its assets in cash or short-term investments (including money market funds and short-term treasuries) to meet operational needs, to satisfy Share repurchase obligations, for temporary defensive purposes, or to maintain liquidity.

Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in accordance with Cliffwater’s long-term target allocations. As a result, any distributions that the Fund pays while the Fund’s portfolio is not fully invested in accordance with Cliffwater’s long-term target allocations may be lower than the distributions that the Fund may be able to pay when the Fund portfolio is fully invested in accordance with Cliffwater’s long-term target allocations. The Fund may be prevented from achieving its objective during any period in which the Fund’s assets are not substantially invested in accordance with its principal investment strategies.

Portfolio Funds Not Registered
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds Not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, the Portfolio Funds in which the Fund is expected to invest are not subject to the provisions of the 1940 Act. Some Portfolio Fund managers may not be registered as investment advisers under the Advisers Act. As an indirect investor in the Portfolio Funds managed by managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are not subject to regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund manager to its own use. There can be no assurance that the Portfolio Fund managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds Are Generally Non-Diversified
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds Are Generally Non-Diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the NAVs of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the NAV of the Fund.

Portfolio Funds’ Securities Are Generally Illiquid
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ Securities Are Generally Illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the securities of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or portfolio companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the portfolio company, and could occur at a discount to the stated NAV. If Cliffwater determines to cause the Fund to sell its interest in a Portfolio Fund, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Valuations of Private Capital Investments; Valuations Subject to Adjustment
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations of Private Capital Investments; Valuations Subject to Adjustment. A large percentage of the securities in which the Fund invests will not have a readily determinable market value and will be valued based on an estimate of fair value.

In addition, a large percentage of the securities in which the Portfolio Funds invest and the Co-Investments will not have a readily determinable market value and will be valued periodically by the Portfolio Fund managers or the Co-Investment or Co-Investment sponsor. In this regard, a Portfolio Fund manager or a Co-Investment sponsor may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund manager’s or the Co-Investment sponsor’s compensation or the manager’s or sponsor’s ability to raise additional funds in the future.

Prior to investing in any Private Capital investment, Cliffwater will generally conduct a due diligence review of the valuation methodology used by the Portfolio Fund manager. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund manager or Co- Investment or Co-Investment sponsor, the accuracy of the valuations provided by the Portfolio Fund managers, the Co-Investment or the Co-Investment sponsor, that the Portfolio Fund managers, Co-Investments or Co-Investment sponsors will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Fund managers’, the Co-Investments or the Co-Investment sponsors’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been inaccurate, potentially by significant amounts.

Under the 1940 Act, the Board is responsible for determining the fair valuation of any investments directly held by the Fund for which market quotations are not readily available or reliable; to the extent permitted under applicable rules and guidance, the Board may assign the determination to a “valuation designee,” subject to certain conditions and oversight requirements. Cliffwater has been designated by the Board as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. In its capacity as valuation designee, Cliffwater, among other things, is responsible for establishing fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Fund for which there are no readily available market quotations in accordance with the Fund Valuation Procedures.

The valuation methodology set forth in the Fund Valuation Procedures incorporates general private equity pricing principles. Based on the methodology, Cliffwater may recommend that the Board adjust a Portfolio Fund manager’s periodic valuation of a Portfolio Fund, or a Co-Investment’s valuation, as appropriate. The Fund runs the risk that its valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any methodology that is used could affect the ability of the Fund to accurately value Portfolio Fund or Co-Investment assets. While any methodology that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Fund generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Portfolio Fund manager, a Co-Investment or a Co-Investment sponsor until the Fund receives the Portfolio Funds’ or the Co-Investment’s audited annual financial statements. Moreover, Portfolio Fund managers, Co-Investments and Co-Investment sponsors typically provide estimated valuations on a quarterly basis whereas Cliffwater will consider valuations on an ongoing basis and will recommend valuations on a monthly basis. In addition, the Adviser faces conflicts of interest in assisting with the valuation of the Fund’s investments, as the value of the Fund’s investments will affect the Adviser’s compensation. The Fund Valuation Procedures are designed to help eliminate or at least minimize the risk of such a conflicts of interest.

A Portfolio Fund’s or a Co-Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if Cliffwater elects to cause the Fund to sell its interests in such a Portfolio Fund or Co-Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund’s valuations of such interests or the Co-Investment’s valuation could remain subject to such fraud or error, and the Board may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Portfolio Funds or Co-Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

The valuations reported by the Portfolio Funds and Co-Investments based upon which the Fund determines its month-end NAV may be subject to later adjustment or revision. For example, NAV calculations may be revised as a result of fiscal year-end audits. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by Investors who had their Shares repurchased prior to such adjustments and received their repurchase proceeds, subject to the ability of the Fund to adjust or recoup the repurchase proceeds received by Shareholders under certain circumstances as described in “Calculation of Net Asset Value; Valuation.” The Fund believes such adjustment or recoupment may be appropriate in certain circumstances in light of liquidity constraints associated with many of the Fund Investments and the fact that the Fund may have to liquidate interests in such investments in order to fund the repurchase of Shares. As a result, to the extent that such subsequently adjusted valuations from the Portfolio Funds, Co-Investments, direct Private Capital investments or the Fund adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of Shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of Shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New Shareholders may be affected in a similar way.

Daily Valuation Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Daily Valuation Risk. The Fund is offered daily, with a daily calculation of the NAV per Share. While the Adviser aims to assess significant information about the Fund’s holdings on a daily basis, there may be instances where it is unable to acquire or evaluate such information properly due to the reasons outlined herein. Consequently, the Adviser’s fair value assessments could lead to significant disparities between the Fund’s NAV on a valuation day and what it would have been had all information been fully incorporated. This may result in investors receiving either more or fewer Shares upon purchase, and more or fewer cash proceeds upon tendering their Shares, than they would have otherwise expected.

Liquidity and Valuation Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation Risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time Cliffwater would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some funds in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that Cliffwater seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the SEC’s standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are valued differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case Cliffwater’s judgment may play a greater role in the valuation process.

Multiple Levels of Fees and Expenses
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, operating costs, brokerage transaction expenses, management fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds. The Fund may also invest in CCLFX, a registered closed-end management investment company advised by Cliffwater that is considered an affiliate of the Fund. Cliffwater has agreed to reimburse the Fund for the investment management fees paid on the Fund’s investment in CCLFX, although the Fund will be subject to asset-based and other non-management fees charged by CCLFX.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its Shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The performance-based compensation received by a Portfolio Fund manager also may create an incentive for that Portfolio Fund manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation. Shareholders that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Failure to Qualify As a RIC or Satisfy Distribution Requirement
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Qualify As a RIC or Satisfy Distribution Requirement. The Fund has elected to be treated, and intends each year to qualify and be eligible to be treated as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Code. In order to qualify as and maintain its status as a RIC under the Code each year, the Fund must, among other things, must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders.

Portfolio Funds and investments in other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the annual source-of-income requirement. In order to meet the annual source-of-income requirement, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof, including by holding such investments through a Subsidiary. Because the Fund may not have timely or complete information concerning the amount or sources of such an investment’s income until such income has been earned by the investment or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the annual source-of-income requirement.

In the event that the Fund believes that it is possible that it will fail the quarterly asset diversification requirement at the end of any quarter of its taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the diversification requirement or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the quarterly asset diversification requirement, including by disposing of non-diversified assets within a certain time period, there may be constraints on the Fund’s ability to dispose of its interest in an investment that may limit utilization of this cure period.

If the Fund were to fail to satisfy any of these requirements, absent a cure, the Fund would fail to qualify for treatment as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to Shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Shares.

For additional information see “TAX MATTERS” in the SAI.

Difficulty Meeting RIC Distribution Requirement
General Description of Registrant [Abstract]
Risk [Text Block]

Difficulty Meeting RIC Distribution Requirement. For U.S. federal income tax purposes, the Fund may be required to recognize taxable income in circumstances in which the Fund does not receive a corresponding payment in cash. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain its qualification as a RIC under the Code and avoiding Fund-level excise taxes. The Fund may have to sell some of its investments at times and/or at prices the Fund would not consider advantageous (which may trigger recognition of additional taxable gain), raise additional debt or equity capital or forgo new investment opportunities for this purpose. If the Fund is not able to obtain cash from other sources, the Fund may fail to qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax. For additional discussion regarding the tax implications of a RIC, see “TAX MATTERS” in the SAI.

Market Disruption and Geopolitical Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 pandemic, and systemic market dislocations can be highly disruptive to economies and markets. In addition, armed conflicts between Russia and Ukraine in Europe and Hamas and Israel in the Middle East could adversely affect global energy and financial markets and therefore could affect the value of Fund Investments, including beyond a Portfolio Fund’s direct exposure to issuers operating in the applicable geographic regions. The extent and duration of these conflicts, related sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

The impact of any epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. Public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. Public health issues, including widespread epidemics or pandemics such as the COVID-19 pandemic, could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Private Capital investments, the Fund and a Shareholder’s investment in the Fund.

Market Uncertainties
General Description of Registrant [Abstract]
Risk [Text Block]

Market Uncertainties. Even if the portfolio companies’ product and service development efforts are successful, their ultimate success will depend upon market acceptance of the concepts, the products and the services. The portfolio companies may not have engaged in any formal market research studies with respect to the establishment of a market for their products. There can be no assurance that performance errors and deficiencies will not be found, or if found, that they will be able to successfully correct such performance errors and deficiencies in a timely manner or at all.

Even if the concepts gain initial market acceptance, competitors are likely to introduce concepts with comparable price and performance characteristics. This competition may result in reduced future market acceptance for their products and decreasing sales and lower gross margins which could have a material adverse effect on the business, financial condition and results of operations of the Fund and the portfolio companies.

Competition for Investment Opportunities
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities. The Fund will compete for investments with other investment funds (including registered investment companies, private equity funds, funds of funds, secondary funds, mezzanine funds and collateralized loan obligation funds), as well as traditional financial services companies such as commercial banks, finance companies, business development companies, small business investment companies and other sources of funding.

Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may strengthen. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if Cliffwater or a Portfolio Fund manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Investments. The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to Shareholders of the Fund.

Allocation Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The Adviser provides advice to clients and sponsors, administering, managing, and/or advising on both traditional and non-traditional investment funds and programs, as well as accounts and businesses (collectively referred to as the “Related Investment Accounts”). Some of these Related Investment Accounts may share similar investment objectives and strategies with the Fund (referred to as the “Related Funds”). Consequently, certain investments may be suitable for both the Fund and other Related Investment Accounts.

Allocation decisions among the Fund and other Related Investment Accounts inherently involve conflicts of interest, especially when investment opportunities are limited. To mitigate these conflicts, the Adviser has implemented allocation policies and procedures ensuring that investment allocation decisions by the investment team are made fairly and equitably among Related Investment Accounts over time.

The Adviser retains sole discretion, subject to applicable law, in allocating opportunities among the Fund and the Related Investment Accounts. Such allocations are determined at the Adviser’s sole discretion, in accordance with the respective guidelines of each Related Investment Account and based on factors and considerations deemed appropriate by the Adviser. Generally, available capacity for each investment opportunity will be allocated among the various Related Investment Accounts over time.

Publicly Traded Private Equity Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Publicly Traded Private Equity Risk. Publicly traded private equity companies are typically regulated vehicles listed on a public stock exchange that invest in private equity transactions or funds. Such vehicles may take the form of corporations, business development companies, unit trusts, publicly traded partnerships, or other structures, and may focus on mezzanine, infrastructure, buyout or venture capital investments. Publicly traded private equity may also include investments in publicly listed companies in connection with a privately negotiated financing or an attempt to exercise significant influence on the subject of the investment. Publicly traded private equity investments usually have an indefinite duration.

Publicly traded private equity occupies a small portion of the public equity universe, including only a few professional investors who focus on and actively trade such investments. As a result, relatively little market research is performed on publicly traded private equity companies, only limited public data may be available regarding these companies and their underlying investments, and market pricing may significantly deviate from published net asset value. This can result in market inefficiencies and may offer opportunities to specialists that can value the underlying Private Capital investments. Publicly traded private equity vehicles are typically liquid and capable of being traded daily, in contrast to direct investments and private equity funds, in which capital is subject to lengthy holding periods. Accordingly, publicly traded private equity transactions are significantly easier to execute than other types of Private Capital investments, giving investors an opportunity to adjust the investment level of their portfolios more efficiently.

Defaulted Debt Securities and Other Securities of Distressed Companies
General Description of Registrant [Abstract]
Risk [Text Block]

Defaulted Debt Securities and Other Securities of Distressed Companies. The Fund’s Private Capital Assets may include low grade or unrated debt securities (“high yield” or “junk” bonds or leveraged loans) or investments in securities of distressed companies. Such investments involve substantial, highly significant risks. For example, high yield bonds are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Issuers of high yield debt may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. In addition, the risk of loss due to default by the issuer is significantly greater for the holders of high yield bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. Similar risks apply to other Private Debt securities. Successful investing in distressed companies involves substantial time, effort and expertise, as compared to other types of investments. Information necessary to properly evaluate a distress situation may be difficult to obtain or be unavailable and the risks attendant to a restructuring or reorganization may not necessarily be identifiable or susceptible to considered analysis at the time of investment.

Fixed-Income Securities Risks
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed-Income Securities Risks. Fixed-income securities in which the Fund may invest are generally subject to the following risks:

Interest Rate Risk. The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. Interest rates in the United States and many other countries have risen in recent periods and may again rise in the future. Actions by governments and central banking authorities can result in increases or decreases in interest rates. To the extent the Fund or a Fund Investment borrows money to finance its investments, the Fund’s or a Fund Investment’s performance will depend, in part, upon the difference between the rate at which it borrows funds and the rate at which it invests those funds. In periods of rising interest rates, the Fund’s or a Fund Investment’s cost of funds could increase. Adverse developments resulting from changes in interest rates could have a material adverse effect on the Fund’s or a Fund Investment’s financial condition and results of operations. In addition, a decline in the prices of the debt the Fund or a Fund Investment owns could adversely affect the Fund’s NAV. Changes in market interest rates could also affect the ability of operating companies in which the Fund or a Fund Investment invests to service debt, which could materially impact the Fund or a Fund Investment may invest, thus impacting the Fund.

There is a risk that interest rates will continue to rise, which would likely drive down prices of bonds and other fixed-income securities. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s NAV. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by the Adviser. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Fund to the extent that it invests in floating rate debt securities.

The Fund may invest in variable and floating rate debt instruments, which generally are less sensitive to interest rate changes than longer duration fixed rate instruments but may decline in value in response to rising interest rates if, for example, the rates at which they pay interest do not rise as much, or as quickly, as market interest rates in general.

Conversely, variable and floating rate instruments generally will not increase in value if interest rates decline. To the extent the Fund holds variable or floating rate instruments, a decrease in market interest rates will adversely affect the income received from such securities, which may adversely affect the NAV of the Fund’s Shares.

Issuer and Spread Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, reduced demand for the issuer’s goods and services, historical and prospective earnings of the issuer and the value of the assets of the issuer. In addition, wider credit spreads and decreasing market values typically represent a deterioration of a debt security’s credit soundness and a perceived greater likelihood of risk or default by the issuer.

Credit Risk. Credit risk is the risk that one or more fixed-income securities in the Fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the security experiences a decline in its financial status. Credit risk is increased when a portfolio security is downgraded or the perceived creditworthiness of the issuer deteriorates. To the extent the Fund invests in below investment grade securities, it will be exposed to a greater amount of credit risk than a fund that only invests in investment grade securities. In addition, to the extent the Fund uses credit derivatives, such use will expose it to additional risk in the event that the bonds underlying the derivatives default. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

Prepayment or “Call” Risk. During periods of declining interest rates, borrowers may exercise their option to prepay principal earlier than scheduled. For fixed rate securities, such payments often occur during periods of declining interest rates, forcing the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions to shareholders. This is known as prepayment or “call” risk. Below investment grade securities frequently have call features that allow the issuer to redeem the security at dates prior to its stated maturity at a specified price (typically greater than par) only if certain prescribed conditions are met (i.e., “call protection”). For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be increased.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

Duration and Maturity Risk. The Fund has no set policy regarding the duration or maturity of the fixed-income securities it may hold. In general, the longer the duration of any fixed-income securities in the Fund’s portfolio, the more exposure the Fund will have to the interest rate risks described above. The Adviser may seek to adjust the portfolio’s duration or maturity based on its assessment of current and projected market conditions and any other factors that the Adviser deems relevant. There can be no assurance that the Adviser’s assessment of current and projected market conditions will be correct or that any strategy to adjust the portfolio’s duration or maturity will be successful at any given time.

LIBOR Discontinuation Risk
General Description of Registrant [Abstract]
Risk [Text Block]

LIBOR Discontinuation Risk. The London Interbank Offered Rate (“LIBOR”) has been used extensively in the U.S. and globally as a “benchmark rate” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR.

As of June 30, 2023, almost all settings of LIBOR have ceased to be published, except that certain widely used U.S. dollar LIBORs will continue to be published on a temporary, synthetic and non-representative basis through at least September 30, 2024. In some instances, regulators have restricted new use of LIBORs prior to the date when synthetic LIBORs will cease to be published. The Secured Overnight Financing Rate (“SOFR”), which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act, which provides a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on SOFR that replaced LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The regulations include provisions that (i) provide a safe harbor for selection or use of a replacement benchmark rate selected by the Federal Reserve Board; (ii) clarify who may choose the replacement benchmark rate selected by the Federal Reserve Board; and (iii) ensure that contracts adopting a replacement benchmark rate selected by the Federal Reserve Board will not be interrupted or terminated following the replacement of LIBOR. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The transition away from LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

SOFR RISK
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR RISK. SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

U.S. Debt Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Debt Securities Risk. U.S. debt securities generally involve lower levels of credit risk than other types of fixed income securities of similar maturities, although, as a result, the yields available from U.S. debt securities are generally lower than the yields available from such other securities. Like other fixed income securities, the values of U.S. debt securities change as interest rates fluctuate. On August 1, 2023, Fitch lowered its long-term sovereign credit rating on U.S. debt securities to AA+ from AAA. Any future downgrades by other rating agencies could increase volatility in both stock and bond markets, result in higher interest rates and higher Treasury yields and increase borrowing costs generally. These events could have significant adverse effects on the economy generally and could result in significant adverse impacts on securities issuers and the Fund. The Adviser cannot predict the effects of these or similar events in the future on the U.S. economy and securities markets or on the Fund’s portfolio.

Hedging
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging. The Fund may seek to hedge against interest rate and currency exchange rate fluctuations and credit risk by using structured financial instruments such as futures, options, swaps and forward contracts, subject to the requirements of the1940 Act. Use of structured financial instruments for hedging purposes may present significant risks, including the risk of loss of the amounts invested. Defaults by the other party to a hedging transaction can result in losses in the hedging transaction. Hedging activities also involve the risk of an imperfect correlation between the hedging instrument and the asset being hedged, which could result in losses both on the hedging transaction and on the instrument being hedged. Use of hedging activities may not prevent significant losses and could increase losses. Further, hedging transactions may reduce cash available to pay distributions to Shareholders.

Exchange-Traded Product Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Exchange-Traded Product Risk. The Fund may invest in long (or short) positions in ETFs. Through its positions in ETFs, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase), and will bear its proportionate share of the ETF’s fees and expenses. In addition, certain of the ETFs may hold common portfolio positions, thereby reducing any diversification benefits.

Investment in Other Investment Companies, Including Affiliated Investment Companies
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Other Investment Companies, Including Affiliated Investment Companies. As with other investments, investments in other investment companies, including ETFs, are subject to market and manager risk. In addition, the Fund will incur higher and duplicative expenses, including advisory fees, when it invests in shares of registered investment companies, including mutual funds, BDCs, closed-end funds, ETFs and other registered and private investment funds. The Fund may invest in CCLFX, a registered closed-end investment company that is also managed by Cliffwater. With respect to the Fund’s investments in CCLFX, Cliffwater has agreed to reimburse the Fund in the amount of the management fee that would otherwise be charged to the Fund for its investments in CCLFX, although the Fund will still pay non-management fees on its investment in the affiliated fund.

SEC rules permit funds to invest in other investment companies under certain circumstances. While Rule 12d1-4 permits more types of fund of funds arrangements without reliance on an exemptive order or no-action letters, it imposes certain conditions, including limits on control and voting of acquired funds’ shares, evaluations and findings by investment advisers, fund investment agreements and limits on most three-tier fund structures.

Cliffwater may be subject to potential conflicts of interest with respect to Fund investments in affiliated investment companies, particularly when such investment companies have low assets, or in determining the allocation of the Fund’s assets among investment companies. Such conflicts arise because Cliffwater may, due to its own financial interest or other business considerations, have incentives to invest in funds managed by Cliffwater rather than investing in funds managed or sponsored by others, including that fees paid to Cliffwater by an affiliated underlying investment company may be higher than unaffiliated investment companies or an affiliated underlying investment company may be in need of assets to enhance its appeal to other investors, liquidity and trading and/or to enable it to carry out its investment strategies. Cliffwater is a fiduciary to the Fund and is legally obligated to act in the Fund’s best interest when selecting Underlying Funds.

Non-Diversified Status
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more Fund Investments are allocated a relatively large percentage of the Fund’s assets, losses suffered by such Fund Investments could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of investments. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company. However, the Fund will be subject to quarterly asset diversification requirements applicable to RICs under the Code. See “TAX MATTERS” in the SAI.

Regulatory Risks of Portfolio Funds
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Portfolio Funds. The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of private funds are impossible to predict and may adversely affect the value of the Private Capital investments, and the ability of the Fund to execute its investment strategy. There is no guarantee that the SEC will not require the Fund’s Shareholders to meet additional eligibility criteria in the future.

General Legal, Tax and Regulatory Risks
General Description of Registrant [Abstract]
Risk [Text Block]

General Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes could occur during the term of the Fund which may materially adversely affect the Fund. For example, the regulatory and tax environment for leveraged investors and for private equity funds generally is evolving, and changes in the direct or indirect regulation or taxation of leveraged investors or private equity funds may materially adversely affect the ability of the Fund to pursue its investment strategies or achieve its investment objective or qualify as a RIC. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) vests U.S. federal bank, securities and commodities regulators with significant and extensive rulemaking, supervisory and enforcement authority. The implementation of the Dodd-Frank Act requires the adoption of various regulations and the preparation of reports by various agencies over a period of time. It is unclear how these regulators will exercise these revised and expanded powers and whether they will undertake rulemaking, supervisory or enforcement actions that would adversely affect the Fund or investments made by the Fund. There can be no assurance that future regulatory actions authorized by the Dodd-Frank Act will not significantly reduce the profitability of the Fund. The implementation of the Dodd-Frank Act could adversely affect the Fund by increasing transaction and/or regulatory compliance costs.

Repurchase Offers Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk. The Fund has adopted a fundamental policy to conduct semi-annual repurchase offers. The Fund will offer to purchase only a small portion of its Shares in connection with each repurchase offer, and there is no guarantee that Shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. See “Unlisted Closed-End Structure; Liquidity Limited to Repurchases of Shares.”

Notices of each repurchase offer are sent to shareholders at least 21 days before the “Repurchase Request Deadline” (i.e., the date by which Shareholders can tender their Shares in response to a repurchase offer). The Fund determines the NAV applicable to repurchases no later than the fourteen (14) days after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day) (the “Repurchase Pricing Date”). The Fund expects to distribute payment to Shareholders between one and three business days after the Repurchase Pricing Date and will distribute payment no later than seven (7) calendar days after such date. If a Shareholder tenders all of its Shares (or a portion of its Shares) in connection with a repurchase offer made by the Fund, that tender may not be rescinded by the Shareholder after the Repurchase Request Deadline. Because the NAV applicable to a repurchase is calculated 14 days after the Repurchase Request Deadline, a Shareholder will not know its repurchase price until after it has irrevocably tendered its Shares. See “Repurchases of Shares and Transfers.” Shareholders may be subject to market risk in relation to the tender of their Shares for repurchase because like other market investments, the value of the Fund’s Shares may move up or down, sometimes rapidly and unpredictably, between the date a repurchase offer terminates and the repurchase date. Likewise, because the Fund’s investments may include securities denominated in foreign currencies, changes in currency values between the date a repurchase offer terminates and the repurchase date may also adversely affect the value of the Fund’s Shares.

The Fund may be limited in its ability to liquidate its holdings in Portfolio Funds to meet repurchase requests. Repurchase offers principally will be funded by cash and cash equivalents, as well as by the sale of certain liquid securities. Accordingly, the Fund may repurchase fewer Shares than Shareholders may wish to sell, resulting in the proration of Shareholder repurchases. See “Unlisted Closed-End Structure; Liquidity Limited to Repurchases of Shares.”

Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable for the purpose of raising cash to fund the repurchases. This could have a material adverse effect on the value of the Shares and the performance of the Fund. In addition, substantial repurchases of Shares may decrease the Fund’s total assets and accordingly may increase its expenses as a percentage of average net assets.

Foreign Investments Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investments Risk. Investment in foreign issuers, securities of companies with significant foreign exposure or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation, nationalization or confiscatory taxation of assets, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Fund and/or a Portfolio Fund may be subject to foreign taxation on realized capital gains, dividends or interest payable on foreign securities, on transactions in those securities and on the repatriation of proceeds generated from those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. Any taxes or other charges paid or incurred by the Fund or a Portfolio Fund in respect of its foreign securities will reduce the Fund’s yield. See “TAX MATTERS” in the SAI for more information about these and other special tax considerations applicable to investments in securities of foreign issuers and securities principally traded outside the United States.

In addition, the tax laws of some foreign jurisdictions in which a Portfolio Fund or its portfolio companies may invest are unclear and interpretations of such laws can change over time. As a result, in order to comply with guidance related to the accounting and disclosure of uncertain tax positions under U.S. generally accepted accounting principles (“GAAP”), a Portfolio Fund may be required to accrue for book purposes certain foreign taxes in respect of its foreign securities or other foreign investments that it may or may not ultimately pay. Such tax accruals will reduce a Portfolio Fund’s NAV at the time accrued, even though, in some cases, the Portfolio Fund ultimately will not pay the related tax liabilities. Conversely, a Portfolio Fund’s NAV will be increased by any tax accruals that are ultimately reversed.

Issuers of foreign securities are subject to different, often less comprehensive, accounting, custody, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. Portfolio Funds that invest in foreign securities also may be affected by different custody and/or settlement practices or delayed settlements in some foreign markets. The laws of some foreign countries may limit the Fund’s or a Portfolio Fund’s ability to invest in securities of certain issuers located in those countries. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors. No assurance can be given that the Fund or a Portfolio Fund or portfolio company will satisfy applicable foreign reporting requirements at all times.

Dilution from Subsequent Offerings of Shares
General Description of Registrant [Abstract]
Risk [Text Block]

Dilution from Subsequent Offerings of Shares. The Fund expects to engage in a continuous offering of its Shares. Additional purchases will dilute the indirect interests of existing Shareholders in the Private Capital investments prior to such purchases, which could have an adverse impact on the existing Shareholders’ interests in the Fund if subsequent Private Capital investments underperform the prior investments. Further, in certain cases Portfolio Fund managers may structure performance-based compensation, with such compensation being paid only if gains exceed prior losses. The value attributable to the fact that no performance-based compensation is being paid to a Portfolio Fund manager until its gains exceed prior losses is not taken into account when determining the NAV of the Fund. New purchases of Shares will dilute the benefit of such compensation structures to existing Shareholders.

Reporting Requirements
General Description of Registrant [Abstract]
Risk [Text Block]

Reporting Requirements. Shareholders who beneficially own Shares that constitute more than 5% or 10% of the Fund’s Shares are subject to certain requirements under the Securities Exchange Act of 1934, as amended, and the rules promulgated thereunder. These include requirements to file certain reports with the SEC. The Fund has no obligation to file such reports on behalf of such Shareholders or to notify Shareholders that such reports are required to be made. Shareholders who may be subject to such requirements should consult with their legal advisers.

Uncertain Source and Quantity of Funding
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Source and Quantity of Funding. Proceeds from the sale of Shares will be used for the Fund’s investment opportunities, operating expenses and for payment of various fees and expenses such as the Management Fee and other fees. Any working capital reserves the Fund maintains may not be sufficient for investment purposes, and it may require debt or equity financing to operate. Accordingly, in the event that the Fund develops a need for additional capital in the future for investments or for any other reason, these sources of funding may not be available to the Fund. Consequently, if the Fund cannot obtain debt or equity financing on acceptable terms, the ability to acquire investments and expand operations will be adversely affected. As a result, the Fund would be less able to achieve portfolio diversification and the investment objective, which may negatively impact the Fund’s results of operations and reduce the Fund’s ability to make distributions to Shareholders.

Fluctuations in Performance
General Description of Registrant [Abstract]
Risk [Text Block]

Fluctuations in Performance. The Fund could experience fluctuations in its performance due to a number of factors, including, but not limited to, the Fund’s ability or inability to make investments in Portfolio Funds or companies that meet the Fund’s investment criteria, the interest rate payable on the debt securities the Fund acquires, the level of the Fund’s expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.

Payment In-Kind for Repurchased Shares
General Description of Registrant [Abstract]
Risk [Text Block]

Payment In-Kind for Repurchased Shares. The Fund does not expect to distribute securities as payment for repurchased Shares except in unusual circumstances. The Fund has the right to distribute securities as payment for repurchased Shares in unusual circumstances, including if making a cash payment would result in a material adverse effect on the Fund or on Shareholders not requesting that their Shares be repurchased. In the event that the Fund makes such a distribution of securities, Shareholders will bear any risks of the distributed securities and may be required to pay a brokerage commission or other costs in order to dispose of such securities.

Cybersecurity Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. The Fund and its service providers are susceptible to cyber-attacks and to technological malfunctions that have effects similar to those of a cyber-attack. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and disrupting operations.

Successful cyber-attacks against, or security breakdowns of, the Fund, the Adviser, or an administrator, custodian, transfer agent, or other service provider may adversely affect the Fund or its Shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect the Fund’s ability to calculate its NAV, cause the release or misappropriation of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses and additional compliance costs. While the Adviser has established business continuity plans and systems designed to prevent, detect and respond to cyber-attacks, those plans and systems have inherent limitations. Similar types of cyber security risks also are present for issuers of securities in which the Fund invests, which could have material adverse consequences for those issuers and result in a decline in the market price of their securities. Furthermore, as a result of cyber-attacks, technological disruptions, malfunctions, or failures, an exchange or market may close or suspend trading in specific securities or the entire market, which could prevent the Fund from, among other things, buying or selling securities or accurately pricing their investments. The Fund cannot directly control cyber security plans and systems of its service providers, the Fund’s counterparties, issuers of securities in which the Fund invests, or securities markets and exchanges.

Borrowing, Use of Leverage
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage. The Fund may leverage its investments, including through borrowings by one or more SPVs that are Subsidiaries of the Fund. Certain Fund investments may be held by these SPVs. The use of leverage increases both risk of loss and profit potential. The Fund is subject to the 1940 Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are Subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are Subsidiaries of the Fund) enters into leverage arrangements may not necessarily be aligned with the interests of the Fund’s Shareholders and such persons may have claims on the Fund’s assets that are senior to those of the Fund’s Shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Under the 1940 Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance, the value of the Fund’s total assets (including the proceeds of such issuance) less all liabilities and indebtedness not represented by senior securities is at least equal to 200% of the total of the aggregate amount of senior securities representing indebtedness plus the aggregate liquidation value of any outstanding preferred stock. Stated another way, the Fund may not issue preferred stock that, together with outstanding preferred stock and debt securities, has a total aggregate liquidation value and outstanding principal amount of more than 50% of the value of the Fund’s total assets, including the proceeds of such issuance, less liabilities and indebtedness not represented by senior securities. In addition, the Fund is not permitted to declare any distribution on its common stock, or purchase any of the Fund’s shares of common stock (through repurchase offers or otherwise) unless the Fund would satisfy this 200% asset coverage requirement test after deducting the amount of such distribution or share price, as the case may be. The Fund may, as a result of market conditions or otherwise, be required to purchase or redeem preferred stock, or sell a portion of its investments when it may be disadvantageous to do so, in order to maintain the required asset coverage. Common stockholders would bear the costs of issuing additional preferred stock, which may include offering expenses and the ongoing payment of distributions. Under the 1940 Act, the Fund may only issue one class of preferred stock.

In addition, the Portfolio Fund managers may employ leverage through borrowings, and the Portfolio Fund managers and Fund are likely to acquire interests directly or indirectly in companies with highly leveraged capital structures. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of the relevant portfolio or investment will decrease. Accordingly, any event that adversely affects the value of a Private Capital investment will be magnified to the extent leverage is employed. The cumulative effect of the use of leverage by the Fund or the Portfolio Funds in a market that moves adversely to the relevant investments could result in substantial losses, exceeding those that would have been incurred if leverage had not been employed.

Control Positions
General Description of Registrant [Abstract]
Risk [Text Block]

Control Positions. The Portfolio Funds may take control positions in portfolio companies. The exercise of control over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations and other types of liability in which the limited liability characteristic of a corporation may be ignored, which would increase the Fund’s possibility of incurring losses.

Currency Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. Although the Fund intends to invest significantly in the United States, the Fund’s portfolio is anticipated to include investments in a select number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund Investments are denominated against the U.S. Dollar may result in a decrease the Fund’s NAV. Cliffwater generally does not expect to hedge the value of investments made by the Fund against currency fluctuations, and even if Cliffwater deems hedging appropriate, it may not be possible or practicable to hedge currency risk exposure. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

Risks Relating to Accounting, Auditing and Financial Reporting, Etc
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Accounting, Auditing and Financial Reporting, Etc. The legal, regulatory, disclosure, accounting, auditing and reporting standards in certain of the countries in which Fund Investments (both direct and indirect) may be made may be less stringent and may not provide the same degree of protection or information to investors as would generally apply in the United States. Although the Fund uses GAAP, the assets, liabilities, profits and losses appearing in published financial statements of the Fund Investments may not reflect their financial position or operating results as they would be reflected under GAAP. Accordingly, the NAV of the Fund published from time to time may not accurately reflect a realistic value for any or all of the investments. In addition, privately held companies may not have third-party debt ratings or audited financial statements. As a result, the Fund must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in a privately held company. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act of 2002 (the “Sarbanes-Oxley Act”) and other rules and regulations that govern public companies. If the Fund is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and the Fund may lose money on Fund Investments. Finally, certain investments of a Portfolio Fund may be in portfolio companies that do not maintain internal management accounts or adopt financial budgeting, internal audit or internal control procedures to standards normally expected of companies in the United States. Accordingly, information supplied to the Fund and the Portfolio Funds may be incomplete, inaccurate and/or significantly delayed. The Portfolio Funds may therefore be unable to take or influence timely actions necessary to rectify management deficiencies in such portfolio companies, which may ultimately have an adverse impact on the NAV of the Fund.

Amount or Frequency of Distributions Not Guaranteed
General Description of Registrant [Abstract]
Risk [Text Block]

Amount or Frequency of Distributions Not Guaranteed. The Fund expects to pay distributions out of assets legally available for distribution from time to time, at the sole discretion of the Board. Nevertheless, the Fund cannot assure Shareholders that the Fund will achieve investment results that will allow the Fund to make a specified level of cash distributions or year-to-year increases in cash distributions. The Fund’s ability to pay distributions may be adversely affected by the impact of the risks described in this Prospectus. All distributions will depend on the Fund’s earnings, its net investment income, its financial condition, and such other factors as the Board may deem relevant from time to time.

Portfolio Fund Operations Not Transparent
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Operations Not Transparent. Cliffwater does not control the investments or operations of the Portfolio Funds. A Portfolio Fund manager may employ investment strategies that differ from its past practices and are not fully disclosed to Cliffwater and that involve risks that are not anticipated by Cliffwater. Some Portfolio Fund managers may have a limited operating history and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to Cliffwater with respect to the Private Capital investments will not be fraudulent, inaccurate or incomplete.

Limitations on Ability to Invest in Portfolio Funds
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds. Certain Portfolio Fund managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund managers typically endeavor not to undertake to manage more capital than such Portfolio Fund manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund manager has the right to refuse to manage some or all of the Fund’s assets that Cliffwater may wish to allocate to such Portfolio Fund manager. Further, continued sales of Shares would dilute the indirect participation of existing Shareholders with such Portfolio Fund manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Contingent Liabilities on Disposition of Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities on Disposition of Investments. In connection with the disposition of a Fund Investment, it may be required to make representations about the investment. The Fund may be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements may result in the incurrence of contingent liabilities for which the Fund may establish reserves and escrows. In that regard, distributions may be delayed or withheld until such reserve is no longer needed or the escrow period expires.

Capital Call Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Risk. The Fund may maintain a sizeable cash position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and short-term securities, it may not contribute the full amount of its commitment to a Portfolio Fund at the time of investment. Instead, the Fund will be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its commitments may (i) impair the ability of the Fund to pursue its investment strategy, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the Shareholders to be subject to certain penalties from the Private Capital investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Lack of Control
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control. The Fund may indirectly make binding commitments to Co-Investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such Co-Investment vehicles. The Fund also generally will not have control over any of the underlying portfolio companies and will not be able to direct the policies or management decisions of such portfolio companies.

Availability of Financing and Market Conditions
General Description of Registrant [Abstract]
Risk [Text Block]

Availability of Financing and Market Conditions. Market fluctuations in business loans may affect the availability and cost of loans needed for the Fund Investments. Credit availability has been restricted in the past and may become so in the future. Restrictions upon the availability of financing or high interest rates on such loans will adversely affect the value of existing Fund Investments and may limit the Fund’s availability to source and invest in new Fund Investments. Interest paid by any Fund Investment on its debt obligations will reduce cash available for distributions. Interest rates are currently low compared to prior periods. If any Fund Investment incurs variable rate debt, increases in interest rates would increase its interest costs, which could reduce the Fund’s return on its investments.

Termination of the Fund’s Interest in a Portfolio Fund
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Convertible Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. A convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities may be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The market values of convertible securities may decline as interest rates increase and, conversely, may increase as interest rates decline. Consequently, the issuer’s convertible securities generally entail less risk than its common stock but more risk than its debt obligations. Convertible securities are often rated below investment grade or not rated.

Preferred Securities Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. Preferred securities have both debt and equity characteristics and may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities, however, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred securities are generally payable at the discretion of the issuer’s board of directors and after the company makes required payments to holders of its bonds and other debt securities. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt securities to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies. Preferred securities may be less liquid than common stocks. Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer. Preferred shareholders may have certain rights if distributions are not paid but generally have no legal recourse against the issuer and may suffer a loss of value if distributions are not paid. Generally, preferred shareholders have no voting rights with respect to the issuer unless distributions to preferred shareholders have not been paid for a stated period, at which time the preferred shareholders may elect a number of directors to the issuer’s board. Generally, once all the distributions have been paid to preferred shareholders, the preferred shareholders no longer have voting rights.

Warrants Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants Risk. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the holder loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Derivatives Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Derivatives are financial contracts the value of which depends on, or is derived from, an asset or other underlying reference. Derivatives involve the risk that changes in their value may not move as expected relative to changes in the value of the underlying investment they are designed to track. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment option, rather than solely to hedge the risk of a position held by the Fund.

OTC derivatives are not traded on exchanges or standardized; rather, banks and dealers act as principals in these markets negotiating each transaction on an individual basis. There have been periods during which certain banks or dealers have refused to quote prices for OTC derivatives contracts or have quoted prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. There is no limitation on the daily price movements of OTC derivatives. Principals in the OTC derivatives markets have no obligation to continue to make markets in the OTC derivatives traded. The Fund may be required to provide more margin for its derivatives investments during periods of market disruptions or stress.

Derivatives also present other risks described herein, including securities markets risk, liquidity and valuation risk and currency risk. OTC derivatives are generally highly illiquid. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. Cliffwater may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

Many derivatives have embedded leverage (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position). Derivatives in which the Fund may invest (e.g., options and futures) may have embedded leverage, depending on their specific terms. As a result, adverse changes in the value or level of the underlying investment may result in a loss substantially greater than the amount invested in the derivative itself.

The Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. If the counterparty defaults, the Fund will still have contractual remedies but may not be able to enforce them. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”) providing for the regulation of a registered investment company’s use of derivatives and certain related instruments. If the Fund were to use derivatives and certain related instruments, the Fund would be subject to Rule 18f-4. Among other things, Rule 18f-4 limits a fund’s derivatives exposure through a VaR test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. Rule 18f-4 could restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the costs of such derivatives transactions, which could adversely affect the value or performance of the Fund.

Limited Operating History of Portfolio Companies
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Portfolio Companies. Portfolio companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A portfolio company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a need for its products; (ii) the ability to successfully negotiate strategic alliances, licensing and other relationships for product development, marketing, distribution and sales; (iii) the progress of research and development programs with respect to the development of additional products and enhancements to existing products; (iv) the ability to protect proprietary rights; and (v) competing technological and market developments, particularly companies that have substantially greater resources.

There can be no assurance that the portfolio companies will ever achieve significant commercial revenues or profitability.

Risks Associated with Management of Growth
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Management of Growth. To achieve their projected revenues and other targeted operating results, the portfolio companies may be required to rapidly implement and improve operational, financial and management control systems on a timely basis, together with maintaining effective cost controls, and any failure to do so would have a material adverse effect on their business, financial condition and results of operations. The success of their growth plans will depend in part upon their ability to continue to attract, retain and motivate key personnel. Failure to make the required expansions and upgrades could have a material adverse effect on their business, financial condition, results of operations and relationships with their corporate partners. The results of operations for the companies will also be adversely affected if revenues do not increase sufficiently to compensate for the increase in operating expenses resulting from any expansion and there can be no assurance that any expansion will be profitable or will not adversely affect their results of operations.

Reliance on Portfolio Company Management
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Portfolio Company Management. The day-to-day operations of each portfolio company will be the responsibility of its own management team. Although Cliffwater will monitor the performance of Portfolio Funds, and Portfolio Fund managers are expected to screen portfolio company management for capable management skills, there can be no assurance that such management will be able to operate any such portfolio company in accordance with the Fund’s expectations. In addition, the loss to a portfolio company of a member of its management team could be detrimental to the development of the portfolio company.

No Assurance of Additional Capital for Investments
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Additional Capital for Investments. Even if a portfolio company is successful generating revenues and expanding its service offerings, it may require additional financing to continue product and service development, testing and, ultimately, marketing and other operational activities. Moreover, its cash requirements may vary materially due to service development results, service testing results, changing relationships with strategic partners, changes in the focus and direction of its research and development programs, competitive and technological advances of competitors, and other factors. Additional financing may not be available when needed or on acceptable terms. If additional financing is not available, the portfolio company may need to delay, scale back or eliminate certain of its product development, marketing or other activities, or even be forced to cease operations and liquidate.

General Risks of Secondary Investments
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments will depend in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that Cliffwater considers (for commercial, tax, legal or other reasons) less attractive. Where a Portfolio Fund acquires a portfolio company interest as a secondary investment, the Portfolio Fund will generally not have the ability to modify or amend such portfolio company’s constituent documents (e.g., limited partnership agreements) or otherwise negotiate the economic terms of the interests being acquired. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments.

Contingent Liabilities Associated with Secondary Investments
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Associated with Secondary Investments. Where a Portfolio Fund acquires a portfolio company interest as a secondary investment, the Portfolio Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant portfolio company and, subsequently, that portfolio company recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Company. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Company, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investments Involving Syndicates
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk,(iii) breach of confidentiality by a syndicate member and (iv) execution risk.

Securities Markets Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Securities Markets Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Eurozone Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Eurozone Risk. The Fund may invest directly or indirectly from time to time in European companies and assets and companies and assets that may be affected by the Eurozone economy. Ongoing concerns regarding the sovereign debt of various Eurozone countries, including the potential for investors to incur substantial write-downs, reductions in the face value of sovereign debt and/or sovereign defaults, as well as the possibility that one or more countries might leave the European Union (“EU”) or the Eurozone create risks that could materially and adversely affect the Fund Investments. Sovereign debt defaults and EU and/or Eurozone exits could have material adverse effects on the Fund’s investments in European companies and assets, including, but not limited to, the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, increased currency risk in relation to contracts denominated in Euros and wider economic disruption in markets served by those companies, while austerity and/or other measures introduced to limit or contain these issues may themselves lead to economic contraction and resulting adverse effects for the Fund. Legal uncertainty about the funding of Euro- denominated obligations following any breakup or exits from the Eurozone, particularly in the case of investments in companies and assets in affected countries, could also have material adverse effects on the Fund.

Brexit Risk
General Description of Registrant [Abstract]
Risk [Text Block]

Brexit Risk. In June of 2016, the United Kingdom (the “UK”) approved a referendum to leave the EU, commonly referred to as “Brexit,” which sparked depreciation in the value of the British pound and heightened risk of continued worldwide economic volatility. Pursuant to Article 50 of the Treaty of Lisbon, the UK gave notice in March 2017 of its withdrawal from the EU and commenced negotiations on the terms of withdrawal.

Following years of negotiations and multiple withdrawal deadline extensions, the UK withdrew from the EU on January 31, 2020. A transition period, which lasted through December 31, 2020, was used for the UK and EU to negotiate their future relationship. An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021. As a result of the UK’s exit from the EU, the Fund may be exposed to volatile trading markets and significant and unpredictable currency fluctuations, and potentially lower economic growth in the UK, Europe and globally. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately affected by Brexit. Further insecurity in EU membership or the abandonment of the euro could exacerbate market and currency volatility and negatively affect the Fund’s investments in securities of issuers located in the EU. The effects of these actions, especially if they occur in a disorderly fashion, are not clear but could be significant and far-reaching.

Divergence of Resources
General Description of Registrant [Abstract]
Risk [Text Block]

Divergence of Resources. Neither Cliffwater nor its affiliates, including individuals employed by Cliffwater or its affiliates, are prohibited from raising money for and managing another investment entity that makes the same types of investments as those the Fund will target. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities.

Limits of Risk Disclosure

The above discussion and the discussions in the SAI relating to various risks associated with the Fund, Fund Investments, and Shares are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus, the SAI, and the Declaration of Trust and should consult with their own advisers before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

No guarantee or representation is made that the investment program of the Fund or any Portfolio Fund will be successful, that the various Fund Investments selected will produce positive returns or that the Fund will achieve its investment objective.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

Class I Shares
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	0.00%
Management Fees [Percent]	1.40%	[1]
Acquired Fund Fees and Expenses [Percent]	0.79%	[2]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.25%	[3]
Total Annual Expenses [Percent]	2.44%
Waivers and Reimbursements of Fees [Percent]	(1.40%)	[4]
Net Expense over Assets [Percent]	1.04%
Expense Example, Year 01	$ 11
Expense Example, Years 1 to 3	59
Expense Example, Years 1 to 5	114
Expense Example, Years 1 to 10	$ 264
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Held [Shares] | shares	0
Outstanding Security, Not Held [Shares] | shares	156,410,190.95

[1]	The Management Fee is equal to an annual rate of 1.40% on the average daily net assets of the Fund, payable monthly in arrears. Cliffwater has entered into a written agreement providing that it will limit the Management Fee it charges the Fund to 0.00% through June 30, 2025 and to 1.00% from July 1, 2025 through June 30, 2026.
[2]	Shareholders also indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in the Portfolio Funds and Underlying Funds. Generally, asset-based fees payable in connection with Portfolio Fund investments will range from 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and performance or incentive fees or allocations are typically 20% of a Portfolio Fund’s net profits annually, although it is possible that such amounts may be exceeded for certain Portfolio Fund managers. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds. Future acquired funds’ fees and expenses may be substantially higher or lower because certain fees are based on the performance of the acquired funds, which may fluctuate over time. The “Acquired Fund Fees and Expenses” disclosed above are based on estimated amounts for the Fund’s current fiscal year.
[3]	“Other Expenses” are estimated for the Fund’s current fiscal year. “Other Expenses” include, among other things, professional fees and other expenses that the Fund will bear, including ongoing offering costs and fees and expenses of the Administrator, transfer agent and the Fund’s Custodian.
[4]	Cliffwater has entered into a written fee waiver agreement providing that it will limit the Management Fee it charges the Fund to 0.00% through June 30, 2025 and to 1.00% from July 1, 2025 through June 30, 2026.